UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street; Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James  Ash,

             Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      3/31

Date of reporting period:  6/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Diversified Risk Parity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2013 (Unaudited)

Shares				Value
	EXCHANGE TRADED FUNDS - 32.7%
	EQUITY FUNDS - 32.7%
	CONSUMER - CYCLICAL - 2.0%
4,700	Consumer Discretionary Select Sector SPDR Fund			$ 265,080

	CONSUMER - DEFENSIVE - 2.0%
6,500	Consumer Staples Select Sector SPDR Fund			257,855

	ENERGY - 5.2%
2,000	Alerian MLP ETF			35,700
7,080	EGShares Energy GEMS ETF			143,087
3,300	Energy Select Sector SPDR Fund			258,588
10,100	First Trust North American Energy Infrastructure Fund			234,118
				671,493
	EMERGING MARKET - 6.5%
6,014	EGShares Basic Material GEMS ETF			55,208
21,036	EGShares Emerging Markets Consumer ETF			542,939
7,555	EGShares Industrials GEMS ETF			142,638
6,183	iShares MSCI Malaysia ETF			96,146
				836,931
	FINANCIAL SERVICES - 2.7%
4,500	EGShares Financials GEMS ETF			85,868
3,669	iShares US Financials ETF			262,444
				348,312
	HEALTH & BIOTECHNOLOGY - 4.3%
7,725	EGShares Health Care GEMS ETF			180,634
3,800	iShares U.S. Healthcare ETF			380,741
				561,375
	INDUSTRIALS - 1.8%
2,800	iShares U.S. Industrials ETF			232,204

	NATURAL RESOURCES - 1.9%
6,400	Materials Select Sector SPDR Fund			245,376

	TECHNOLOGY - 3.3%
9,600	EGShares Technology GEMS ETF (a)			167,808
3,500	iShares U.S. Technology ETF			257,705
				425,513
	UTILITIES - 3.0%
8,705	EGShares Utilities GEMS ETF			135,972
6,900	Utilities Select Sector SPDR Fund			259,647
				395,619

	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,219,713)			4,239,758

	CLOSED-END FUND - 0.4%
	FINANCIAL - 0.4%
1,200	JPMorgan Alerian MLP Index ETN (Cost - $56,010)			56,028

Par Value		Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 27.0%
$ 238,746	ABFC 2004-OPT2 Trust (b)	1.9900	4/25/2033	201,666
96,285	Ameriquest Mortgage Securities, Inc. Series 2003-9 (b)	2.1900	9/25/2033	87,612
223,251	Asset Backed Securities Corp. Home Equity Loan Trust Series 2002-HE1 (b)	2.6660	3/15/2032	216,640
110,528	Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE6 (b)	2.6650	11/25/2033	91,220
270,361	Credit-Based Asset Servicing and Securitization LLC (b)	1.3400	7/25/2035	240,833
298,715	Home Equity Asset Trust (b)	2.1400	10/25/2034	269,357
157,991	Home Equity Asset Trust (b)	2.2900	4/25/2034	144,871
233,150	Long Beach Mortgage Loan Trust 2003-2 (b)	3.0400	6/25/2033	201,748
72,900	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 (b)	2.3650	7/25/2034	61,317
238,646	Merrill Lynch Mortgage Investors Trust Series 2004-WMC5 (b)	2.1400	7/25/2035	203,726
212,198	Morgan Stanley ABS Capital I Inc. Trust 2004-NC4 (b)	3.1900	4/25/2034	194,244
176,076	Morgan Stanley ABS Capital I Inc. Trust 2004-NC7 (b)	1.9150	7/25/2034	154,493
216,605	New Century Home Equity Loan Trust Series 2003-4 (b)	3.2650	10/25/2033	199,057
250,864	NovaStar Mortgage Funding Trust Series 2003-3 (b)	2.6650	12/25/2033	234,499
204,842	NovaStar Mortgage Funding Trust Series 2003-3 (b)	3.1900	12/25/2033	202,409
135,664	Saxon Asset Securities Trust 2002-1 (b)	1.9900	11/25/2031	108,817
88,933	Specialty Underwriting & Residential Finance Trust Series 2004-BC4 (b)	1.3900	10/25/2035	68,882
153,985	Structured Asset Investment Loan Trust (b)	3.1150	4/25/2033	149,554
44,658	Structured Asset Investment Loan Trust (b)	2.8150	11/25/2033	42,690
198,492	Structured Asset Securities Corp 2005-WF1 (b)	1.4600	2/25/2035	169,602
282,674	Structured Asset Securities Corp 2005-WF1 (b)	1.5600	2/25/2035	252,452

	TOTAL ASSET BACKED SECURITIES (Cost - $3,404,075)			3,495,689

	U.S. GOVERNMENT AGENCIES - 6.9%
	COLLATERALIZED MORTGAGE OBLIGATIONS - 6.9%
1,298,208	Fannie Mae REMICS Series 2007-55 Class ES (b)	5.8100	6/25/2037	161,064
1,276,632	Fannie Mae REMICS Series 2008-73 Class SC (b)	5.8100	8/25/2038	188,598
931,360	Freddie Mac REMICS Series 4104 Class PI (b)	7.0090	6/15/2032	167,958
410,965	Freddie Mac REMICS Series 2457 Class JC (b)	6.4590	4/15/2036	62,227
677,314	Freddie Mac REMICS Series 3385 Class SN (b)	5.7990	10/15/2036	85,621
310,117	Freddie Mac REMICS Series 3147 Class LS (b)	5.8090	11/15/2037	29,989
1,299,056	Freddie Mac REMICS Series 3225 Class HY	3.5000	12/15/2041	201,804

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $806,955)			897,261

	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.6%
100,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. (b) (Cost - $83,525)	4.8660	7/10/2043	79,750

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.3%
269,094	CHL Mortgage Pass-Through Trust 2003-2	5.5000	3/25/2033	269,073
69,160	Residential Asset Securitization Trust 2003-A7	5.5000	7/25/2033	69,927
86,561	Wells Fargo Mortgage Backed Securities 2004-1 Trust	5.5000	2/25/2034	86,392

	TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $423,594)			425,392

Shares
	SHORT-TERM INVESTMENTS - 28.5%
	MONEY MARKET FUND - 28.5%
3,694,595	BlackRock Liquidity Funds Treasury Trust Fund Portfolio (Cost - $3,694,595)			3,694,595

	TOTAL INVESTMENTS - 99.4% (Cost - $12,688,467) (c)			$12,888,473
	OTHER ASSETS LESS LIABILITIES - NET - 0.6%			71,178
	TOTAL NET ASSETS - 100.0%			$12,959,651

(a) Affiliated Company - The Diversified Risk Parity Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund.
(b) Floating rate security.
(c) Represents cost for financial reporting purposes. The cost for federal income tax purposes is $12,694,655 and differs from market value net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation			$ 334,311
	Unrealized depreciation			(140,493)
	Net unrealized appreciation			$ 193,818

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity at time of purchase are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 4,239,758	$ -	$ -	$ 4,239,758
Closed-Ended Fund	56,028	-	-	56,028
Asset Backed Securities	-	3,495,689	-	3,495,689
U.S. Government Agencies	-	897,261	-	897,261
Commercial Mortgage Backed Securities	-	79,750	-	79,750
Non-Agency Collateralized Mortgage Obligations	-	425,392	-	425,392
Money Market Fund	3,694,595	-	-	3,694,595
Total	$ 7,990,381	$ 4,898,092	$ -	$ 12,888,473

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* See Schedule of Investments for Industry Classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/26/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/26/13

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/26/13